Certain transactions (Schedule of Fair Value of Acquired Assets and Assumed Liabilities) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Feb. 28, 2019	Dec. 31, 2018	Jan. 31, 2018
Business Acquisition [Line Items]
Goodwill	$ 11,240	$ 11,240		$ 1,381
And Co. Ventures Inc
Business Acquisition [Line Items]
Cash					$ 574
Deposit					20
Other					9
Goodwill					1,381
Total acquired assets					4,974
Accrued expenses and other payables					84
Total assumed liabilities					84
Net assets acquired					4,890
And Co. Ventures Inc | Developed technology
Business Acquisition [Line Items]
Intangible assets					1,320
And Co. Ventures Inc | Customer relationships
Business Acquisition [Line Items]
Intangible assets					1,060
And Co. Ventures Inc | Trade name
Business Acquisition [Line Items]
Intangible assets					$ 610
Clear Voice, Inc.
Business Acquisition [Line Items]
Cash			$ 369
Accounts receivables and other receivables			523
Goodwill			9,859
Total acquired assets			15,511
Trade payable			91
Accrued expenses and other payables			844
Total assumed liabilities			935
Net assets acquired			14,576
Clear Voice, Inc. | Developed technology
Business Acquisition [Line Items]
Intangible assets			2,600
Clear Voice, Inc. | Customer relationships
Business Acquisition [Line Items]
Intangible assets			1,600
Clear Voice, Inc. | Trade name
Business Acquisition [Line Items]
Intangible assets			$ 560